SCHEDULE OF TOTAL AMORTIZATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 110	$ 110	$ 438	$ 438
Bed Licenses Included in Property and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	104	104		414	[1]
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 6	$ 6		$ 24

[1]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).